SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

Share options and restricted share units

a)	2016 Global Incentive Plan

In January 2016, the Company’s Shareholders and Board of Directors approved 2016 Global Share Incentive Plan and amended it in March 2018 (the “Amended 2016 Plan”). Under the Amended 2016 Plan, a maximum aggregate number of 5,861,480 ordinary shares may be issued pursuant to all awards granted. Share options or restricted share unites expire 10 years from the grant date.

b)	2018 Share Incentive Plan

In September 2018, the Company’s Shareholders and Board of Directors approved the 2018 Share Incentive Plan (the “2018 Plan”). Under the 2018 Plan, the maximum aggregate number of ordinary shares available for issuance is 6,733,703 ordinary shares, which shall be increased by a number equal to 1.5% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, each fiscal year during the term of the 2018 Plan, if determined and approved by the board of directors for the relevant fiscal year. The board of directors has approved annual increases of 2,230,111, 2,241,253, and 2,285,407 ordinary shares, representing 1.5% of total issued and outstanding shares as of December 31, 2018, 2019, and 2020, respectively, pursuant to the 2018 Share Incentive Plan.

A summary of the share options activities under the Amended 2016 Plan and the 2018 Plan for the year ended December 31, 2021 is presented below:

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	share	price	years	value
		US$		US$
Outstanding at January 1, 2021	5,992,324	1.93
Granted	—	—
Exercised	(870,844)	1.11
Forfeited	(466,052)	2.03
Outstanding at December 31, 2021	4,655,428	2.07	6.35	27,859,507
Exercisable as of December 31, 2021	2,701,558	1.26	5.51	18,365,233

The fair value of the options granted is estimated on the grant dates using the binomial option pricing model with the following key assumptions used:

Grant Date:	2019
Risk-free rate of return (per annum)	1.90%
Volatility	47.9%
Expected dividend yield	0%
Exercise multiple	2.2-2.8
Fair value of underlying ordinary share	US$3.425
Expected term (in years)	10

The expected volatility was estimated based on the historical volatility of the Company and comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1 (February):5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.

The weighted average grant date fair value of the share options granted for the year ended December 31, 2019 was US$1.62. Compensation costs recognized for share options for the years ended December 31, 2019, 2020 and 2021 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	255,679	171,501	8,318
Selling and marketing expenses	2,471,725	3,012,857	2,235,102
Research and development expenses	3,060,263	4,895,748	4,018,126
General and administrative expenses	6,232,590	9,614,592	6,649,255
Total share options compensation expense	12,020,257	17,694,698	12,910,801

As of December 31, 2021, RMB16,437,005 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 1.57 years.

A summary of the restricted share units activities for the year ended December 31, 2021 is presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2021	3,457,900	3.74

Granted	832,720	14.76
Vested	(986,072)	3.92
Forfeited	(285,500)	8.01

Unvested as of December 31, 2021	3,019,048	6.32

For the year ended December 31, 2021, 832,720 restricted share units were granted with vesting in four equal annual installments under the 2018 Plan.

Compensation costs recognized for restricted share units for the years ended December 31, 2019, 2020 and 2021 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	36,332	472,182	838,515
Selling and marketing expenses	2,185,586	6,932,616	11,057,530
Research and development expenses	1,146,846	6,021,889	13,043,898
General and administrative expenses	4,233,758	8,487,530	9,367,412
Total restricted share units compensation expense	7,602,522	21,914,217	34,307,355

As of December 31, 2021, RMB98,020,712 of total unrecognized compensation expense related to restricted share units is expected to be recognized over a weighted average period of approximately 2.80 years.

Total share-based compensation expenses recognized for the years ended December 31, 2019, 2020 and 2021 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	292,011	643,683	846,833
Selling and marketing expenses	4,657,311	9,945,473	13,292,632
Research and development expenses	4,207,109	10,917,637	17,062,024
General and administrative expenses	10,466,348	18,102,122	16,016,667
Total share-based compensation expense	19,622,779	39,608,915	47,218,156